Offerings - Offering: 1	Mar. 06, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 7,774,753,111.41
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,073,693.40
Offering Note	Estimated for purposes of calculating the filing fee only. The transaction valuation was calculated as the sum of (i) 58,672,448 outstanding shares of common stock, par value $0.001 per share (the "Shares"), of Arcellx, Inc. ("Arcellx") multiplied by $114.11, the average of the high and low sales prices per Share on March 3, 2026, as reported by the Nasdaq Global Select Market (which, for the purposes of calculating the filing fee only, shall be deemed to be the "Reference Price"), (ii) 6,724,330 Shares subject to issuance pursuant to outstanding options to purchase Shares multiplied by $93.77 (which is the Reference Price minus the weighted average exercise price for such options of $20.34 per share), (iii) 3,927,127 Shares subject to issuance pursuant to outstanding restricted stock units to acquire Shares (assuming maximum levels of attainment of performance goals, in the case of restricted stock units that are subject to performance-based vesting conditions) multiplied by the Reference Price and (iv) 8,546 Shares subject to outstanding purchase rights under the Amended and Restated Arcellx, Inc. 2022 Employee Stock Purchase Plan multiplied by the Reference Price. The calculation of the filing fee is based on information provided by Arcellx as of March 3, 2026. The filing fee was calculated in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, and Fee Rate Advisory #1 for Fiscal Year 2026, effective October 1, 2025, issued August 25, 2025, by multiplying the transaction value by 0.00013810.